Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Included in non-current liabilities:
Borrowings	¥ 728,856	¥ 1,044,421	¥ 149,925	¥ 1,681,370
Others	31,988
Included in current liabilities:
Borrowings	10,754,552	7,697,190	4,940,310	6,838,328
Short-term treasury investments	200,000	940,000	3,004,133	3,988,234
Unsecured borrowings | RMB
Included in non-current liabilities:
Long-term borrowings		830,700		499,739
Borrowings		7,300	122,686	1,013,445
Included in current liabilities:
Short-term borrowings	9,013,112	6,672,900	547,891	1,338,295
Long-term borrowings, current portion		5,000	1,376,712	920,719
Unsecured borrowings | MXN
Included in non-current liabilities:
Long-term borrowings	347,749	142,464
Included in current liabilities:
Short-term borrowings	300,166	62,609
Unsecured borrowings | USD
Included in current liabilities:
Short-term borrowings	970,362
Unsecured borrowings | BRL
Included in non-current liabilities:
Long-term borrowings	164,031
Unsecured borrowings | EUR
Included in non-current liabilities:
Borrowings	69,864
Included in current liabilities:
Long-term borrowings, current portion	18,464
Secured borrowings | RMB
Included in non-current liabilities:
Borrowings		63,957	27,239	168,186
Included in current liabilities:
Short-term borrowings	199,468	935,335	2,861,391	4,241,264
Long-term borrowings, current portion		¥ 21,346	¥ 154,316	¥ 338,050
Secured borrowings | USD
Included in current liabilities:
Short-term borrowings	177,733
Secured borrowings | BRL
Included in non-current liabilities:
Borrowings	115,224
Included in current liabilities:
Long-term borrowings, current portion	¥ 75,247